CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) (USD $) In Thousands	Total	Preferred stock	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Stockholders' Equity, Balance at Dec. 31, 2009	$ 279,994	$ 54,095	$ 83,487	$ 149,945	$ (5,993)	$ (1,540)
Comprehensive income:
Net Income	12,240			12,240
Other comprehensive income (loss), net of tax	6,513				6,513
Comprehensive income	18,753
Common stock cash dividends declared, per share	(4,989)			(4,989)
Treasury shares purchased under deferred directors' plan	0		112			(112)
Treasury stock sold and distributed under deferred directors' plan	0		(90)			90
Stock activity under stock compensation plans	530		530
Stock compensation expense	970		970
Redemption of shares of preferred stock	(56,044)		(56,044)
Accretion of preferred stock discount	0		1,949	(1,949)
Preferred stock dividend paid and/or accrued	(1,251)			(1,251)
Stockholders' Equity, Balance at Jun. 30, 2010	237,963	0	85,009	153,996	520	(1,562)
Stockholders' Equity, Balance at Dec. 31, 2010	246,997	0	85,766	161,299	1,350	(1,418)
Comprehensive income:
Net Income	13,954			13,954
Other comprehensive income (loss), net of tax	2,412				2,412
Comprehensive income	16,366
Common stock cash dividends declared, per share	(5,035)			(5,035)
Treasury shares purchased under deferred directors' plan	0		113			(113)
Treasury stock sold and distributed under deferred directors' plan	0		(440)			440
Stock activity under stock compensation plans	336		336
Stock compensation expense	647		647
Stockholders' Equity, Balance at Jun. 30, 2011	$ 259,311	$ 0	$ 86,422	$ 170,218	$ 3,762	$ (1,091)